Fair Value Measurements, Guarantees, and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Assets and Liabilities Measured On Recurring Basis [Table Text Block]
The following table presents, by level within the fair value hierarchy, certain of our financial assets and liabilities. The carrying values of cash and cash equivalents, accounts receivable, commercial paper, and accounts payable approximate fair value because of the short-term nature of these instruments. Therefore, these assets and liabilities are not presented in the following table.

			Fair Value Measurements Using
	Carrying Amount	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Millions)
Assets (liabilities) at December 31, 2016:
Measured on a recurring basis:
ARO Trust investments	$96	$96	$96	$—	$—
Energy derivatives assets designated as hedging instruments	2	2	—	2	—
Energy derivatives assets not designated as hedging instruments	1	1	—	—	1
Energy derivatives liabilities not designated as hedging instruments	(6)	(6)	—	—	(6)
Additional disclosures:
Other receivables	15	15	15	—	—
Long-term debt, including current portion	(23,409)	(24,090)	—	(24,090)	—
Guarantees	(44)	(30)	—	(14)	(16)

Assets (liabilities) at December 31, 2015:
Measured on a recurring basis:
ARO Trust investments	$67	$67	$67	$—	$—
Energy derivatives assets not designated as hedging instruments	5	5	—	3	2
Energy derivatives liabilities not designated as hedging instruments	(2)	(2)	—	—	(2)
Additional disclosures:
Other receivables	12	30	10	2	18
Long-term debt, including current portion (1)	(23,987)	(19,606)	—	(19,606)	—
Guarantee	(29)	(16)	—	(16)	—
___________

(1)	Excludes capital leases.

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents impairments of assets and investments associated with certain nonrecurring fair value measurements within Level 3 of the fair value hierarchy.

					Impairments
					Years Ended December 31,
	Classification	Segment	Date of Measurement	Fair Value	2016	2015	2014
				(Millions)
Surplus equipment (1)	Property, plant, and equipment – net	Williams Partners	June 30, 2014	$46			$17
Surplus equipment (1)	Property, plant, and equipment – net	Williams Partners	December 31, 2014	32			13
Surplus equipment (1)	Property, plant, and equipment – net	Williams Partners	June 30, 2015	17		$20
Surplus equipment (1)	Assets held for sale	Williams Partners	December 31, 2014	1			12
Previously capitalized project development costs (2)	Property, plant, and equipment – net	Williams Partners	December 31, 2015	13		94
Previously capitalized project development costs (3)	Property, plant, and equipment – net	Other	December 31, 2015	40		64
Canadian operations (4)	Assets held for sale	Williams Partners	June 30, 2016	924	$341
Canadian operations (4)	Assets held for sale	Other	June 30, 2016	206	406
Certain gathering operations (5)	Property, plant, and equipment – net	Williams Partners	June 30, 2016	18	48
Certain idle assets	Property, plant, and equipment – net	Other	December 31, 2016	73	8
Level 3 fair value measurements of certain assets					803	178	42
Other impairments and write-downs (6)					70	31	10
Impairment of certain assets					$873	$209	$52

Equity-method investments (7)	Investments	Williams Partners	September 30, 2015	$1,203		$461
Equity-method investments (8)	Investments	Williams Partners	December 31, 2015	4,017		890
Equity-method investments (9)	Investments	Williams Partners	March 31, 2016	1,294	$109
Equity-method investments (10)	Investments	Williams Partners	December 31, 2016	1,295	318
Other equity-method investment	Investments	Williams Partners	December 31, 2015	58		8
Other equity-method investment	Investments	Williams Partners	March 31, 2016	—	3
Impairment of equity-method investments					$430	$1,359

______________

(1)	Relates to certain surplus equipment. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.

(2)
Relates to a gas processing plant, the completion of which is considered remote due to unfavorable impact of low natural gas prices on customer drilling activities. The assessed fair value primarily represents the estimated salvage value of certain equipment measured using a market approach based on our analysis of observable inputs in the principal market.

(3)
Relates to an olefins pipeline project, the completion of which is considered remote due to lack of customer interest. The assessed fair value primarily represents the estimated fair value of unused pipeline measured using a market approach based on our analysis of observable inputs in the principal market.

(4)
Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. See Note 3 – Divestiture.

(5)	Relates to certain gathering assets within the Mid-Continent region. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.

(6)
Reflects multiple individually insignificant impairments and write-downs of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be zero or an insignificant salvage value.

(7)
Relates to equity-method investments in DBJV and certain of the Appalachia Midstream Investments. The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized were 11.8 percent and 8.8 percent for DBJV and certain of the Appalachia Midstream Investments, respectively, and reflected our cost of capital as impacted by market conditions, and risks associated with the underlying businesses.

(8)
Relates to equity-method investments in DBJV, certain of the Appalachia Midstream Investments, UEOM, and Laurel Mountain. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 10.8 percent to 14.4 percent and reflected further fourth-quarter 2015 increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.

(9)
Relates to equity-method investments in DBJV and Laurel Mountain. Our carrying values in these equity-method investments had been written down to fair value at December 31, 2015. Our first-quarter 2016 analysis reflected higher discount rates for both of these investments, along with lower natural gas prices for Laurel Mountain. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 13.0 percent to 13.3 percent and reflected increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.

(10)
Relates to equity-method investments in Ranch Westex and multiple Appalachia Midstream Investments. The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these Appalachia Midstream Investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes, rates, and related capital spending. The discount rate utilized for the Appalachia Midstream Investments evaluation was 10.2 percent and reflected our cost of capital as impacted by market conditions and risks associated with the underlying businesses. In addition to utilizing an income approach, we also considered a market approach for certain Appalachia Midstream Investments and Ranch Westex based on an agreement reached in February 2017 to exchange our interests in DBJV and Ranch Westex for additional interests in certain Appalachia Midstream Investments and cash.

Concentration of receivables, net of allowances, by product or service [Table Text Block]
Trade accounts and other receivables
The following table summarizes concentration of receivables, net of allowances:

	December 31,
	2016	2015
	(Millions)
NGLs, natural gas, and related products and services	$736	$823
Transportation of natural gas and related products	187	202
Other	15	16
Total	$938	$1,041